Vanguard 500 Index Fund

Schedule of Investments (unaudited)
As of September 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Communication Services (10.4%)
*	Facebook Inc. Class A	48,021,555	8,551,679
*	Alphabet Inc. Class C	6,056,826	7,383,271
*	Alphabet Inc. Class A	5,954,192	7,270,902
	AT&T Inc.	145,857,904	5,519,263
	Verizon Communications Inc.	82,560,212	4,983,334
	Walt Disney Co.	35,959,241	4,686,208
	Comcast Corp. Class A	90,536,322	4,081,377
*	Netflix Inc.	8,739,721	2,338,924
*	Charter Communications Inc. Class A	3,227,139	1,329,969
	Activision Blizzard Inc.	15,310,798	810,247
*	Twitter Inc.	15,431,428	635,775
*	Electronic Arts Inc.	5,882,778	575,453
*	T-Mobile US Inc.	6,310,905	497,110
	Omnicom Group Inc.	4,342,260	339,999
*	Take-Two Interactive Software Inc.	2,259,261	283,176
	CBS Corp. Class B	6,531,897	263,693
	CenturyLink Inc.	19,596,656	244,566
	Fox Corp. Class A	6,926,369	218,423
	Viacom Inc. Class B	7,065,908	169,794
*	Discovery Communications Inc.	6,882,912	169,457
	Interpublic Group of Cos. Inc.	7,730,223	166,664
*	DISH Network Corp. Class A	4,802,731	163,629
	News Corp. Class A	10,174,095	141,623
	Fox Corp. Class B	3,389,244	106,897
*	Discovery Communications Inc. Class A	3,195,393	85,093
*	TripAdvisor Inc.	2,095,981	81,073
	News Corp. Class B	6,219	89
			51,097,688
Consumer Discretionary (10.1%)
*	Amazon.com Inc.	8,294,237	14,398,049
	Home Depot Inc.	21,860,657	5,072,110
	McDonald's Corp.	15,159,396	3,254,874
	NIKE Inc. Class B	24,988,792	2,346,947
	Starbucks Corp.	23,893,503	2,112,664
	Lowe's Cos. Inc.	15,405,929	1,694,036
*	Booking Holdings Inc.	848,597	1,665,465
	TJX Cos. Inc.	24,131,708	1,345,101
	Target Corp.	10,198,778	1,090,351
	General Motors Co.	25,078,047	939,925
	Dollar General Corp.	5,131,431	815,590
	Ross Stores Inc.	7,279,703	799,675
	Ford Motor Co.	78,227,763	716,566
	Yum! Brands Inc.	6,073,924	688,965
	Marriott International Inc. Class A	5,456,840	678,667
	eBay Inc.	15,737,924	613,464
*	O'Reilly Automotive Inc.	1,527,262	608,629
	VF Corp.	6,517,440	579,987
*	Dollar Tree Inc.	4,723,341	539,217

Hilton Worldwide Holdings Inc.	5,725,974	533,146
* AutoZone Inc.	489,591	531,020
Aptiv plc	5,113,704	447,040
* Chipotle Mexican Grill Inc. Class A	509,091	427,876
Expedia Group Inc.	2,791,542	375,211
Royal Caribbean Cruises Ltd.	3,430,265	371,601
DR Horton Inc.	6,717,256	354,067
Carnival Corp.	7,992,700	349,361
Best Buy Co. Inc.	4,629,887	319,416
Lennar Corp. Class A	5,617,776	313,753
* Ulta Beauty Inc.	1,174,846	294,475
* CarMax Inc.	3,306,143	290,941
Genuine Parts Co.	2,915,940	290,399
Darden Restaurants Inc.	2,451,523	289,819
MGM Resorts International	10,408,658	288,528
Hasbro Inc.	2,342,904	278,079
* NVR Inc.	66,227	246,189
Garmin Ltd.	2,884,272	244,269
Advance Auto Parts Inc.	1,424,932	235,684
* Norwegian Cruise Line Holdings Ltd.	4,303,746	222,805
Tractor Supply Co.	2,380,662	215,307
Wynn Resorts Ltd.	1,933,324	210,191
Tiffany & Co.	2,170,126	201,019
Whirlpool Corp.	1,268,084	200,814
* LKQ Corp.	6,152,099	193,484
PulteGroup Inc.	5,145,018	188,051
Kohl's Corp.	3,176,306	157,735
BorgWarner Inc.	4,123,810	151,261
Tapestry Inc.	5,725,906	149,160
* Mohawk Industries Inc.	1,195,331	148,305
Newell Brands Inc.	7,606,255	142,389
PVH Corp.	1,479,988	130,579
Harley-Davidson Inc.	3,128,438	112,530
Hanesbrands Inc.	7,216,794	110,561
Leggett & Platt Inc.	2,624,163	107,433
* Capri Holdings Ltd.	3,025,636	100,330
Ralph Lauren Corp. Class A	1,034,894	98,801
Macy's Inc.	6,166,359	95,825
H&R Block Inc.	4,006,695	94,638
L Brands Inc.	4,634,469	90,789
* Under Armour Inc. Class A	3,741,345	74,603
Gap Inc.	4,275,701	74,226
^ Nordstrom Inc.	2,133,760	71,844
* Under Armour Inc. Class C	3,895,267	70,621
Las Vegas Sands Corp.	95,037	5,489
Lennar Corp. Class B	76,975	3,415
Wyndham Hotels & Resorts Inc.	216	11
		49,863,372
Consumer Staples (7.6%)
Procter & Gamble Co.	49,955,928	6,213,518
Coca-Cola Co.	76,819,854	4,182,073
PepsiCo Inc.	27,909,266	3,826,360
Walmart Inc.	28,388,329	3,369,127
Costco Wholesale Corp.	8,778,817	2,529,265
Philip Morris International Inc.	31,056,694	2,358,135
Mondelez International Inc. Class A	28,787,327	1,592,515
Altria Group Inc.	37,289,671	1,525,148

Colgate-Palmolive Co.	17,126,985	1,259,005
Kimberly-Clark Corp.	6,870,660	975,977
Estee Lauder Cos. Inc. Class A	4,415,883	878,540
Walgreens Boots Alliance Inc.	15,143,110	837,565
Sysco Corp.	10,244,356	813,402
Constellation Brands Inc. Class A	3,338,354	691,974
General Mills Inc.	12,046,611	664,009
Tyson Foods Inc. Class A	5,882,203	506,693
Hershey Co.	2,973,753	460,902
Archer-Daniels-Midland Co.	11,117,818	456,609
* Monster Beverage Corp.	7,722,218	448,352
Kroger Co.	15,944,963	411,061
McCormick & Co. Inc.	2,456,281	383,917
Clorox Co.	2,509,906	381,179
Church & Dwight Co. Inc.	4,932,411	371,115
Kraft Heinz Co.	12,419,991	346,952
Kellogg Co.	4,963,545	319,404
Conagra Brands Inc.	9,713,333	298,005
JM Smucker Co.	2,276,606	250,472
Hormel Foods Corp.	5,542,656	242,380
Brown-Forman Corp. Class B	3,633,586	228,117
Molson Coors Brewing Co. Class B	3,749,752	215,611
Lamb Weston Holdings Inc.	2,907,914	211,464
Campbell Soup Co.	3,365,878	157,927
Coty Inc. Class A	5,871,453	61,709
Spectrum Brands Holdings Inc.	5	—
		37,468,482
Energy (4.5%)
Exxon Mobil Corp.	84,458,644	5,963,625
Chevron Corp.	37,894,880	4,494,333
ConocoPhillips	22,159,515	1,262,649
Schlumberger Ltd.	27,606,228	943,305
Phillips 66	8,954,033	916,893
EOG Resources Inc.	11,584,745	859,820
Kinder Morgan Inc.	38,862,202	800,950
Marathon Petroleum Corp.	13,140,843	798,306
Occidental Petroleum Corp.	17,854,941	794,009
Valero Energy Corp.	8,272,024	705,107
ONEOK Inc.	8,243,347	607,452
Williams Cos. Inc.	24,193,606	582,098
Pioneer Natural Resources Co.	3,336,319	419,609
Halliburton Co.	17,484,406	329,581
Hess Corp.	5,166,369	312,462
Baker Hughes a GE Co. Class A	12,955,567	300,569
Diamondback Energy Inc.	3,254,716	292,632
Concho Resources Inc.	4,013,908	272,544
Noble Energy Inc.	9,546,636	214,418
TechnipFMC plc	8,379,586	202,283
Marathon Oil Corp.	16,049,630	196,929
Devon Energy Corp.	8,068,152	194,120
Apache Corp.	7,504,651	192,119
National Oilwell Varco Inc.	7,702,984	163,303
HollyFrontier Corp.	3,022,245	162,113
Cabot Oil & Gas Corp.	8,351,568	146,737
Cimarex Energy Co.	2,025,233	97,090

Helmerich & Payne Inc.	2,184,342	87,527
		22,312,583
Financials (12.9%)
* Berkshire Hathaway Inc. Class B	37,936,440	7,891,538
JPMorgan Chase & Co.	63,825,251	7,511,594
Bank of America Corp.	167,217,001	4,877,720
Wells Fargo & Co.	80,035,562	4,036,994
Citigroup Inc.	45,092,885	3,115,017
American Express Co.	13,580,225	1,606,269
US Bancorp	28,623,399	1,584,019
CME Group Inc.	7,147,949	1,510,648
Chubb Ltd.	9,097,282	1,468,665
Goldman Sachs Group Inc.	6,461,771	1,339,073
PNC Financial Services Group Inc.	8,887,783	1,245,712
S&P Global Inc.	4,916,524	1,204,450
Morgan Stanley	25,055,391	1,069,114
BlackRock Inc.	2,344,957	1,045,007
Intercontinental Exchange Inc.	11,186,534	1,032,181
Marsh & McLennan Cos. Inc.	10,106,501	1,011,155
Charles Schwab Corp.	23,222,408	971,393
American International Group Inc.	17,364,614	967,209
Aon plc	4,707,701	911,270
Progressive Corp.	11,670,405	901,539
Capital One Financial Corp.	9,388,454	854,162
BB&T Corp.	15,293,731	816,226
Bank of New York Mellon Corp.	17,122,829	774,123
Aflac Inc.	14,778,948	773,235
Travelers Cos. Inc.	5,197,575	772,827
MetLife Inc.	15,885,904	749,179
Prudential Financial Inc.	8,024,440	721,798
Allstate Corp.	6,570,970	714,133
Moody's Corp.	3,247,841	665,255
SunTrust Banks Inc.	8,861,708	609,686
T. Rowe Price Group Inc.	4,701,962	537,199
Discover Financial Services	6,352,461	515,121
Willis Towers Watson plc	2,574,798	496,859
State Street Corp.	7,437,135	440,204
Hartford Financial Services Group Inc.	7,217,587	437,458
M&T Bank Corp.	2,668,091	421,478
Synchrony Financial	12,183,258	415,327
Northern Trust Corp.	4,289,520	400,298
Fifth Third Bancorp	14,581,642	399,245
Ameriprise Financial Inc.	2,613,958	384,513
MSCI Inc. Class A	1,690,730	368,156
KeyCorp	20,026,454	357,272
Cincinnati Financial Corp.	3,032,212	353,768
Arthur J Gallagher & Co.	3,714,296	332,690
Citizens Financial Group Inc.	8,924,380	315,655
Regions Financial Corp.	19,916,928	315,086
Principal Financial Group Inc.	5,175,552	295,731
Huntington Bancshares Inc.	20,716,811	295,629
Loews Corp.	5,190,766	267,221
Cboe Global Markets Inc.	2,229,272	256,166
* Berkshire Hathaway Inc. Class A	803	250,401
MarketAxess Holdings Inc.	753,744	246,851
Lincoln National Corp.	3,996,152	241,048
First Republic Bank	2,433,040	235,275

Nasdaq Inc.	2,301,212	228,625
Everest Re Group Ltd.	813,247	216,397
* SVB Financial Group	1,028,868	214,982
E*TRADE Financial Corp.	4,786,909	209,140
Raymond James Financial Inc.	2,466,591	203,395
Comerica Inc.	2,981,388	196,742
* Globe Life Inc.	2,003,609	191,866
Franklin Resources Inc.	5,630,051	162,483
Zions Bancorp NA	3,532,417	157,263
Assurant Inc.	1,165,153	146,600
Invesco Ltd.	7,689,601	130,262
People's United Financial Inc.	7,960,298	124,459
Unum Group	4,164,546	123,770
Affiliated Managers Group Inc.	1,010,862	84,255
Jefferies Financial Group Inc.	210	4
		63,720,085
Health Care (13.6%)
Johnson & Johnson	52,681,078	6,815,878
Merck & Co. Inc.	51,108,386	4,302,304
Pfizer Inc.	110,406,866	3,966,919
UnitedHealth Group Inc.	18,226,993	3,961,090
Abbott Laboratories	35,279,791	2,951,860
Medtronic plc	26,781,645	2,909,022
Thermo Fisher Scientific Inc.	7,994,156	2,328,458
Amgen Inc.	11,970,782	2,316,466
AbbVie Inc.	29,512,541	2,234,690
Eli Lilly & Co.	16,958,553	1,896,475
Danaher Corp.	12,744,674	1,840,713
Bristol-Myers Squibb Co.	32,652,192	1,655,793
CVS Health Corp.	25,959,543	1,637,268
Gilead Sciences Inc.	25,280,170	1,602,257
* Celgene Corp.	14,147,442	1,404,841
Stryker Corp.	6,405,144	1,385,433
Becton Dickinson and Co.	5,388,694	1,363,124
* Intuitive Surgical Inc.	2,300,548	1,242,135
Anthem Inc.	5,106,312	1,226,025
Zoetis Inc.	9,532,723	1,187,682
Cigna Corp.	7,537,509	1,144,118
* Boston Scientific Corp.	27,805,866	1,131,421
Allergan plc	6,548,444	1,102,038
* Edwards Lifesciences Corp.	4,151,364	912,926
* Illumina Inc.	2,934,285	892,668
Baxter International Inc.	10,192,190	891,511
* Vertex Pharmaceuticals Inc.	5,130,799	869,260
* Biogen Inc.	3,681,572	857,144
Humana Inc.	2,696,540	689,424
HCA Healthcare Inc.	5,310,246	639,460
Zimmer Biomet Holdings Inc.	4,098,357	562,581
* IQVIA Holdings Inc.	3,637,069	543,305
McKesson Corp.	3,690,850	504,392
Agilent Technologies Inc.	6,177,394	473,374
* IDEXX Laboratories Inc.	1,718,454	467,299
* Regeneron Pharmaceuticals Inc.	1,595,111	442,484
* Alexion Pharmaceuticals Inc.	4,475,845	438,364
Cerner Corp.	6,355,482	433,253
ResMed Inc.	2,867,897	387,482
* Centene Corp.	8,256,058	357,157

* Mettler-Toledo International Inc.	491,159	345,972
* Laboratory Corp. of America Holdings	1,950,119	327,620
Teleflex Inc.	922,901	313,556
* Waters Corp.	1,332,608	297,478
Cooper Cos. Inc.	989,524	293,889
Quest Diagnostics Inc.	2,688,166	287,714
Cardinal Health Inc.	5,951,069	280,831
* Hologic Inc.	5,332,551	269,240
* Incyte Corp.	3,563,304	264,504
* Align Technology Inc.	1,450,819	262,482
* WellCare Health Plans Inc.	1,005,153	260,505
AmerisourceBergen Corp. Class A	3,035,524	249,915
Universal Health Services Inc. Class B	1,621,411	241,185
Dentsply Sirona Inc.	4,474,849	238,554
* Varian Medical Systems Inc.	1,817,775	216,479
* Mylan NV	10,297,566	203,686
PerkinElmer Inc.	2,217,210	188,840
* Henry Schein Inc.	2,959,350	187,919
* ABIOMED Inc.	905,756	161,125
Perrigo Co. plc	2,716,067	151,801
* DaVita Inc.	1,932,690	110,299
* Nektar Therapeutics Class A	2,936,947	53,496
		67,175,184
Industrials (9.3%)
Boeing Co.	10,671,045	4,060,012
Honeywell International Inc.	14,362,243	2,430,092
Union Pacific Corp.	14,063,292	2,277,972
United Technologies Corp.	16,191,531	2,210,468
Lockheed Martin Corp.	4,960,594	1,934,929
3M Co.	11,483,291	1,887,853
United Parcel Service Inc. Class B	13,939,617	1,670,245
General Electric Co.	174,204,538	1,557,389
Caterpillar Inc.	11,229,789	1,418,435
Northrop Grumman Corp.	3,140,817	1,177,147
CSX Corp.	15,933,244	1,103,696
Raytheon Co.	5,559,124	1,090,645
Deere & Co.	6,285,146	1,060,178
Norfolk Southern Corp.	5,257,871	944,629
L3Harris Technologies Inc.	4,456,977	929,904
Illinois Tool Works Inc.	5,875,798	919,504
Waste Management Inc.	7,790,760	895,937
General Dynamics Corp.	4,669,519	853,261
Emerson Electric Co.	12,278,291	820,927
Roper Technologies Inc.	2,075,959	740,287
FedEx Corp.	4,790,720	697,385
Johnson Controls International plc	15,883,301	697,118
Eaton Corp. plc	8,383,764	697,110
Delta Air Lines Inc.	11,550,843	665,329
Ingersoll-Rand plc	4,822,129	594,134
* IHS Markit Ltd.	8,007,236	535,524
Southwest Airlines Co.	9,656,625	521,554
Verisk Analytics Inc. Class A	3,263,870	516,148
TransDigm Group Inc.	990,788	515,874
Cummins Inc.	3,149,754	512,370
PACCAR Inc.	6,913,851	484,039
Parker-Hannifin Corp.	2,563,931	463,072
Cintas Corp.	1,657,100	444,268

Stanley Black & Decker Inc.	3,028,950	437,411
AMETEK Inc.	4,558,104	418,525
Fortive Corp.	5,893,976	404,091
* United Airlines Holdings Inc.	4,410,492	389,932
Rockwell Automation Inc.	2,335,630	384,912
Fastenal Co.	11,446,478	373,956
Republic Services Inc. Class A	4,225,673	365,732
Equifax Inc.	2,413,044	339,443
* Copart Inc.	4,024,585	323,295
Dover Corp.	2,903,156	289,038
Xylem Inc.	3,593,478	286,113
Kansas City Southern	2,007,795	267,057
WW Grainger Inc.	882,410	262,208
Wabtec Corp.	3,635,194	261,225
Expeditors International of Washington Inc.	3,407,762	253,163
IDEX Corp.	1,513,971	248,110
Jacobs Engineering Group Inc.	2,705,095	247,516
Masco Corp.	5,777,837	240,820
CH Robinson Worldwide Inc.	2,702,349	229,105
Textron Inc.	4,593,623	224,904
American Airlines Group Inc.	7,910,539	213,347
Arconic Inc.	7,732,254	201,039
Allegion plc	1,863,834	193,186
* United Rentals Inc.	1,540,220	191,973
JB Hunt Transport Services Inc.	1,704,925	188,650
Huntington Ingalls Industries Inc.	824,998	174,726
Snap-on Inc.	1,102,787	172,630
Alaska Air Group Inc.	2,460,693	159,724
Fortune Brands Home & Security Inc.	2,792,127	152,729
Nielsen Holdings plc	7,099,883	150,872
AO Smith Corp.	2,761,607	131,756
Robert Half International Inc.	2,346,719	130,618
Pentair plc	3,354,678	126,807
Flowserve Corp.	2,618,387	122,305
Quanta Services Inc.	2,838,156	107,282
Rollins Inc.	2,810,782	95,763
		46,087,398
Information Technology (21.9%)
Microsoft Corp.	152,412,705	21,189,938
Apple Inc.	84,794,164	18,991,349
Visa Inc. Class A	34,472,471	5,929,610
Mastercard Inc. Class A	17,820,808	4,839,597
Intel Corp.	88,427,960	4,556,693
Cisco Systems Inc.	84,741,174	4,187,061
* Adobe Inc.	9,689,974	2,676,855
* salesforce.com Inc.	17,506,549	2,598,672
International Business Machines Corp.	17,683,263	2,571,500
Accenture plc Class A	12,718,189	2,446,344
* PayPal Holdings Inc.	23,488,040	2,433,126
Oracle Corp.	43,943,594	2,418,216
Texas Instruments Inc.	18,636,221	2,408,545
Broadcom Inc.	7,946,188	2,193,704
NVIDIA Corp.	12,156,535	2,116,088
QUALCOMM Inc.	24,266,204	1,851,026
Fidelity National Information Services Inc.	12,245,184	1,625,671
Automatic Data Processing Inc.	8,662,074	1,398,232
Intuit Inc.	5,191,377	1,380,595

* Fiserv Inc.	11,394,313	1,180,337
Global Payments Inc.	5,990,690	952,520
* Micron Technology Inc.	22,033,405	944,131
Applied Materials Inc.	18,439,167	920,114
Analog Devices Inc.	7,373,873	823,883
Lam Research Corp.	2,884,983	666,748
Cognizant Technology Solutions Corp. Class A	11,024,228	664,375
* Autodesk Inc.	4,383,220	647,402
* Advanced Micro Devices Inc.	21,672,766	628,293
TE Connectivity Ltd.	6,705,675	624,835
Amphenol Corp. Class A	5,937,453	572,964
Motorola Solutions Inc.	3,304,658	563,147
HP Inc.	29,580,470	559,662
Paychex Inc.	6,384,122	528,414
KLA Corp.	3,178,907	506,877
* FleetCor Technologies Inc.	1,727,974	495,548
Xilinx Inc.	5,042,315	483,558
Corning Inc.	15,587,258	444,549
Microchip Technology Inc.	4,751,667	441,477
* Synopsys Inc.	2,999,993	411,749
Hewlett Packard Enterprise Co.	26,061,282	395,350
* VeriSign Inc.	2,079,311	392,220
* ANSYS Inc.	1,678,852	371,631
* Cadence Design Systems Inc.	5,593,146	369,595
* Keysight Technologies Inc.	3,743,738	364,079
CDW Corp.	2,891,940	356,403
Western Digital Corp.	5,908,636	352,391
Maxim Integrated Products Inc.	5,414,806	313,571
* Akamai Technologies Inc.	3,293,329	300,944
Broadridge Financial Solutions Inc.	2,281,177	283,847
Skyworks Solutions Inc.	3,427,437	271,624
Symantec Corp.	11,348,891	268,174
* Arista Networks Inc.	1,086,280	259,534
* Gartner Inc.	1,799,241	257,273
Seagate Technology plc	4,725,666	254,194
NetApp Inc.	4,748,922	249,366
Citrix Systems Inc.	2,456,069	237,060
Leidos Holdings Inc.	2,698,250	231,726
Jack Henry & Associates Inc.	1,537,216	224,387
* Fortinet Inc.	2,832,915	217,455
Western Union Co.	8,461,278	196,048
* Qorvo Inc.	2,351,223	174,320
Juniper Networks Inc.	6,903,136	170,853
* F5 Networks Inc.	1,200,307	168,547
DXC Technology Co.	5,229,052	154,257
FLIR Systems Inc.	2,706,989	142,361
Xerox Holdings Corp.	3,798,763	113,621
Alliance Data Systems Corp.	817,803	104,785
* IPG Photonics Corp.	711,459	96,474
		108,165,495
Materials (2.7%)
Linde plc	10,790,923	2,090,417
DuPont de Nemours Inc.	14,880,727	1,061,145
Ecolab Inc.	4,997,123	989,630
Air Products & Chemicals Inc.	4,398,576	975,868
Sherwin-Williams Co.	1,639,000	901,237
Dow Inc.	14,834,199	706,849

Newmont Goldcorp Corp.	16,366,289	620,610
PPG Industries Inc.	4,716,790	558,987
Ball Corp.	6,627,213	482,527
LyondellBasell Industries NV Class A	5,152,517	460,996
Corteva Inc.	14,948,921	418,570
Vulcan Materials Co.	2,640,693	399,378
Martin Marietta Materials Inc.	1,246,403	341,639
International Paper Co.	7,841,459	327,930
Amcor plc	32,427,353	316,167
Nucor Corp.	6,051,466	308,080
Celanese Corp. Class A	2,469,982	302,054
Freeport-McMoRan Inc.	28,961,925	277,166
^ International Flavors & Fragrances Inc.	2,131,522	261,516
FMC Corp.	2,603,591	228,283
CF Industries Holdings Inc.	4,358,103	214,419
Eastman Chemical Co.	2,734,581	201,894
Packaging Corp. of America	1,889,662	200,493
Avery Dennison Corp.	1,680,681	190,875
Westrock Co.	5,136,896	187,240
^ Albemarle Corp.	2,115,686	147,082
Mosaic Co.	7,086,281	145,269
Sealed Air Corp.	3,084,460	128,036
		13,444,357
Real Estate (3.2%)
American Tower Corp.	8,836,644	1,954,047
Crown Castle International Corp.	8,298,970	1,153,640
Prologis Inc.	12,598,259	1,073,624
Equinix Inc.	1,693,179	976,626
Simon Property Group Inc.	6,148,327	956,987
Public Storage	2,997,362	735,163
Welltower Inc.	8,089,221	733,288
AvalonBay Communities Inc.	2,787,659	600,267
Equity Residential	6,958,192	600,214
SBA Communications Corp. Class A	2,257,741	544,454
Ventas Inc.	7,437,368	543,151
Digital Realty Trust Inc.	4,158,792	539,853
Realty Income Corp.	6,352,275	487,092
Essex Property Trust Inc.	1,312,049	428,581
Weyerhaeuser Co.	14,869,909	411,896
Boston Properties Inc.	2,869,133	372,012
* CBRE Group Inc. Class A	6,714,204	355,920
HCP Inc.	9,803,600	349,302
Alexandria Real Estate Equities Inc.	2,264,054	348,755
Extra Space Storage Inc.	2,565,403	299,690
Mid-America Apartment Communities Inc.	2,276,537	295,972
UDR Inc.	5,845,722	283,401
Host Hotels & Resorts Inc.	14,569,733	251,911
Duke Realty Corp.	7,215,120	245,098
Regency Centers Corp.	3,344,686	232,422
Vornado Realty Trust	3,160,976	201,259
Federal Realty Investment Trust	1,391,382	189,423
Iron Mountain Inc.	5,731,071	185,629
Kimco Realty Corp.	8,425,884	175,932
Apartment Investment & Management Co.	2,971,878	154,954
SL Green Realty Corp.	1,645,140	134,490

^ Macerich Co.	2,199,660	69,487
		15,884,540
Utilities (3.6%)
NextEra Energy Inc.	9,756,275	2,273,115
Duke Energy Corp.	14,543,889	1,394,177
Dominion Energy Inc.	16,406,728	1,329,601
Southern Co.	20,864,463	1,288,798
Exelon Corp.	19,394,126	936,930
American Electric Power Co. Inc.	9,856,883	923,491
Sempra Energy	5,480,383	808,959
Xcel Energy Inc.	10,467,340	679,226
Public Service Enterprise Group Inc.	10,093,237	626,588
Consolidated Edison Inc.	6,630,173	626,352
WEC Energy Group Inc.	6,296,561	598,803
Eversource Energy	6,459,608	552,103
Edison International	7,148,043	539,105
FirstEnergy Corp.	10,779,602	519,900
DTE Energy Co.	3,658,912	486,489
Entergy Corp.	3,969,153	465,820
PPL Corp.	14,417,085	453,994
American Water Works Co. Inc.	3,606,043	447,979
Ameren Corp.	4,906,604	392,774
CMS Energy Corp.	5,664,822	362,265
Evergy Inc.	4,700,060	312,836
CenterPoint Energy Inc.	10,024,836	302,550
Atmos Energy Corp.	2,359,509	268,725
Alliant Energy Corp.	4,741,413	255,704
NiSource Inc.	7,452,734	222,986
Pinnacle West Capital Corp.	2,241,762	217,608
AES Corp.	13,251,483	216,529
NRG Energy Inc.	5,049,888	199,976
		17,703,383

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $88,683,000.

Total Common Stocks (Cost $315,766,453)					492,922,567
		Coupon
Temporary Cash Investments (0.3%)1
Money Market Fund (0.3%)
2,3 Vanguard Market Liquidity Fund		2.098%		12,576,145	1,257,740
				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	2.157%	11/7/19	7,000	6,988
4	United States Treasury Bill	2.275%	11/29/19	40,000	39,881
4	United States Treasury Bill	1.997%	12/26/19	7,250	7,219
4	United States Treasury Bill	1.872%	2/20/20	17,000	16,880
					70,968
Total Temporary Cash Investments (Cost $1,328,541)					1,328,708
Total Investments (100.1%) (Cost $317,094,994)					494,251,275
Other Assets and Liabilities-Net (-0.1%)3,5					(407,853)
Net Assets (100%)					493,843,422

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $90,091,000 was received for securities on loan.
4 Securities with a value of $34,568,000 have been segregated as initial margin for open futures contracts.
5 Cash of $12,280,000 has been segregated as collateral for open over-the-counter swap contracts.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
						($000)
						Value and
						Unrealized
				Number of Long	Notional	Appreciation
			Expiration	(Short) Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index		December 2019		5,153	767,411	(6,094)

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Assurant Inc.	2/4/2020	GSI	6,908	2.241	7	—
First Republic Bank	2/4/2020	GSI	88,994	2.671	374	—
UnitedHealth Group
Inc.	9/2/2020	BOANA	161,460	2.469	—	(11,052)
					381	(11,052)

1 Payment received/paid monthly.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.

At September 30, 2019, a counterparty had deposited in a segregated account securities with a value of $1,198,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that

500 Index Fund

fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of

500 Index Fund

collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
September 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	492,922,567	—	—
Temporary Cash Investments	1,257,740	70,968	—
Futures Contracts—Assets[1]	3,997	—	—
Futures Contracts—Liabilities[1]	(42)	—	—
Swap Contracts—Assets	—	381	—
Swap Contracts—Liabilities	—	(11,052)	—
Total	494,184,262	60,297	—
1 Represents variation margin on the last day of the reporting period.